Average Annual Total Returns		12 Months Ended	16 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Enhanced Roll Yield Total Return Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.52%	15.75%
MSCI ACWI IMI Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.06%	19.19%
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF
Prospectus [Line Items]
Average Annual Return, Percent		16.06%	15.29%
Performance Inception Date	Sep. 04, 2024
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.81%	13.44%
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.51%	10.94%